Convertible Promissory Notes and Warrant Agreements (Tables)	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of convertible promissory notes and warrant agreements
	As of March 31, 2019	As of September 30, 2018
2017 convertible promissory notes, net of discounts	$—	$1,306,776
Accrued interest	—	87,028
	$—	$1,393,804

	As of September 30, 2018	As of December 31, 2017
2016 convertible promissory notes, net of discounts	$—	$1,543,652
2017 convertible promissory notes, net of discounts	1,306,776	504,465
Accrued interest	87,028	120,223
Total	$1,393,804	$2,168,340